Annual Total Returns- Vanguard Communication Services Index Fund (ETF) [BarChart] - ETF - Vanguard Communication Services Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.25%)	16.54%	24.32%	3.98%	2.72%	22.56%	(5.55%)	(16.52%)	28.03%	28.95%